Law Offices
Stradley Ronon Stevens & Young, LLP
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Washington, D.C. 20036
(202) 419-8429

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

Direct Dial: (202) 419-8429

November 29, 2010

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Nationwide Mutual Funds (the “Registrant”)
        SEC File Nos. 333-40455 and 811-08495
        Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus for, and the Statement of Additional Information relating to, the Nationwide Destination 2055 Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 104/105 to the Registration Statement of the Registrant that has been filed electronically on November 19, 2010.

Post-Effective Amendment Nos. 104/105 became effective with the Securities and Exchange Commission on November 29, 2010.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8429.

Very truly yours,

/s/Peter M. Hong
Peter M. Hong